GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL AND OTHER INTANGIBLE ASSETS
Segment breakdown of Goodwill and Other Intangible Assets

($ millions)	Oil Sands Goodwill	Refining and Marketing Goodwill	Other Intangibles	Total

At December 31, 2018	2 752	140	169	3 061

Amortization	—	—	(3)	(3)

At December 31, 2019	2 752	140	166	3 058

Additions	—	—	272	272

Amortization	—	—	(2)	(2)

At December 31, 2020	2 752	140	436	3 328